Submission	Jul. 08, 2026
Submission [Line Items]
Central Index Key	0001874178
Registrant Name	Rivian Automotive, Inc. / DE
Registration File Number	333-295470
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES